CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners of parent	$ 199	$ 125
Dividends paid, classified as financing activities	$ 125	125
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0
Capital stock
Disclosure of classes of share capital [line items]
Dividends reinvested	$ 14	$ 16
Randgold [Member]
Disclosure of classes of share capital [line items]
Number of shares issued (shares)	583,669,178.0000
Randgold [Member] | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)			583,669,178